PATENT RIGHTS AND INTANGIBLE ASSETS - Schedule of Patent and Trademarks (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Patent rights and intangible assets	$ 930,000	$ 930,000	$ 930,000
Patent defense costs	111,707	87,993	0
New patents and trademarks	72,178	62,595	0
Accumulated amortization	(210,268)	(194,638)	(136,764)
Patent rights and intangible assets, net	$ 903,617	$ 885,950	$ 793,236